Investment in Affiliates	12 Months Ended
Dec. 31, 2012
Investment in Affiliates
Investment in Affiliates

(8)                                 Investment in Affiliates

As of December 31, 2012, investments in affiliates represent (i) 40% equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. (“Teamhead Automobile”) which is a PRC registered company that provides insurance surveyor and loss adjustors services, (ii) 30% equity interest in Jiaxing Baolian Insurance Agency Co., Ltd (“Jiaxing” ) which is a PRC registered company that distributes of property and casualty insurance products and (iii) 20.58% equity interest in Sincere Fame International Limited (“Sincere Fame”) which is a BVI company that provides consumer credit brokerage services based in Guangzhou, PRC.

During the year ended December 31, 2010, 2011 and 2012, the Group recognized its share of income of affiliates with regard to Teamhead Automobile, Jiaxing and Sincere Fame in the amount of RMB12,904, RMB 14,246 and RMB14,658 respectively.

Investment as of December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Teamhead Automobile	322	471
Jiaxing	600	347
Sincere Fame	153,040	167,802
Total	153,962	168,620